U.S. SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20594
                                      FORM 24F-2
                           ANNUAL NOTICE OF SECURITIES SOLD
                                PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
PLEASE PRINT OR TYPE.

1. NAME AND ADDRESS OF ISSUER:
   American Variable Insurance Series
   333 South Hope Street
   Los Angeles, CA 90071

2. NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED:
   Asset Allocation Fund
   Bond Fund
   Cash Management Fund
   Growth-Income Fund
   Growth Fund
   High-Yield Bond Fund
   U.S. Government/AAA-Rated Securities Fund
   International Fund

3. INVESTMENT COMPANY ACT FILE NUMBER: 811-3857
   SECURITIES ACT FILE NUMBER:  2-86838

4. LAST DAY OF FISCAL YEAR FOR WHICH THIS NOTICE IS FILED:
   November 30, 1996

5. CHECK BOX IF THIS NOTICE IS BEING FILED MORE THAN 180 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR FOR PURPOSES OF REPORTING SECURITIES SOLD AFTER THE CLOSE OF THE FISCAL YEAR BUT BEFORE TERMINATION OF THE ISSUER'S 24F-2
DECLARATION:
           [   ]

6. DATE OF TERMINATION OF ISSUER'S DECLARATION UNDER RULE 24F-2(A)(1), IF APPLICABLE (SEE INSTRUCTION A.6):

7. NUMBER AND AMOUNT OF SECURITIES OF THE SAME CLASS OR SERIES WHICH HAD BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 OTHER THAN PURSUANT TO RULE 24F-2 IN A PRIOR FISCAL YEAR, BUT WHICH REMAINED UNSOLD AT THE BEGINNING OF THE FISCAL YEAR:

 8. NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING THE FISCAL YEAR OTHER THAN PURSUANT TO RULE 24F-2:

9. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR:
 N/A

10. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR IN RELIANCE UPON REGISTRATION PURSUANT TO RULE 24F-2:

 Asset Allocation Fund                            641,760 shares $8,961,000
 Bond Fund                                        147,410 shares  1,467,000
 Cash Management Fund                           1,563,646 shares 17,327,000
 Growth-Income Fund                               494,551 shares 25,588,000
 Growth Fund                                      875,528 shares 34,182,000
 High-Yield Bond Fund                           1,469,206 shares  6,614,000
 U.S. Government/AAA-Rated Securities Fund        396,034 shares  4,411,000
 International Fund                               680,525 shares 10,253,000

11. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL YEAR IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE (SEE INSTRUCTION B.7):

 Asset Allocation Fund                         188,504 shares    $2,552,000
 Bond Fund                                       4,475 shares        44,000
 Cash Management Fund                           42,703 shares       471,000
 Growth-Income Fund                            557,889 shares     7,948,000
 Growth Fund                                   454,895 shares    15,623,000
 High-Yield Bond Fund                          188,084 shares     2,619,000
 U.S. Government/AAA-Rated Securities Fund     219,586 shares     2,405,000
 International Fund                            206,563 shares     2,897,000

12. CALCULATION OR REGISTRATION FEE:      ASSET ALLOCATION FUND
(i) Aggregate sale price of securities sold during the
  fiscal year in reliance on rule 24f-2 (from Item 10):          $8,961,000

(ii) Aggregate price of shares issued in connection
  with dividend  reinvestment plans (from Item 11,
  if applicable):                                               + 2,552,000

(iii) Aggregate price of shares redeemed or repurchased
  during  the fiscal year (if applicable):                    -   4,755,000

(iv) Aggregate price of shares redeemed or repurchased
  and previously applied as a reduction to filing fees
  pursuant to rule 24e-2 (if applicable):                  +            N/A

(v) Net aggregate price of securities sold and issued
  during the fiscal year in reliance on rule 24f-2
  [line (i), plus line (ii), less line (iii), plus line (iv)]
  (if applicable)                                                $6,758,000

(vi) Multiplier prescribed by Section 6(b) of the Securities
  Act of 1933 or other applicable law or regulation
  (see Instruction C.6):                                     x       1/3300

(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:    $ 2,047.88

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), (IV), AND (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
           [ X ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

January 24, 1997

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)*
/s/ Chad L. Norton
_____________________________________________________
    Chad L. Norton
    Secretary

Date January 28, 1997

* Please print the name and title of the signing officer below the signature.

12. CALCULATION OR REGISTRATION FEE:       BOND FUND

(i) Aggregate sale price of securities sold during the
  fiscal year in reliance on rule 24f-2 (from Item 10):             $1,467,000


(ii) Aggregate price of shares issued in connection
  with dividend  reinvestment plans (from Item 11,
  if applicable):                                                    + 44,000

(iii) Aggregate price of shares redeemed or repurchased
  during  the fiscal year (if applicable):                          - 261,000

(iv) Aggregate price of shares redeemed or repurchased
  and previously applied as a reduction to filing fees
  pursuant to rule 24e-2 (if applicable):                    +            N/A

(v) Net aggregate price of securities sold and issued
  during the fiscal year in reliance on rule 24f-2
  [line (i), plus line (ii), less line (iii), plus line (iv)]
  (if applicable)                                                  $1,250,000

(vi) Multiplier prescribed by Section 6(b) of the Securities
  Act of 1933 or other applicable law or regulation
  (see Instruction C.6):                                       x       1/3300

(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:        $ 378.79

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), (IV), AND (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
           [  ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

January 24, 1997
                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)*
/s/ Chad L. Norton
_____________________________________________________
    Chad L. Norton
    Secretary

Date January 28, 1997

* Please print the name and title of the signing officer below the signature.

12. CALCULATION OR REGISTRATION FEE:      CASH MANAGEMENT FUND

(i) Aggregate sale price of securities sold during the
  fiscal year in reliance on rule 24f-2 (from Item 10):            $17,327,000


(ii) Aggregate price of shares issued in connection
  with dividend  reinvestment plans (from Item 11,
  if applicable):                                                   + 471,000

(iii) Aggregate price of shares redeemed or repurchased
  during  the fiscal year (if applicable):                        - 5,161,000

(iv) Aggregate price of shares redeemed or repurchased
  and previously applied as a reduction to filing fees
  pursuant to rule 24e-2 (if applicable):                      +            N/A

(v) Net aggregate price of securities sold and issued
  during the fiscal year in reliance on rule 24f-2
  [line (i), plus line (ii), less line (iii), plus line (iv)]
  (if applicable)                                                 $12,637,000

(vi) Multiplier prescribed by Section 6(b) of the Securities
  Act of 1933 or other applicable law or regulation
  (see Instruction C.6):                                       x       1/3300

(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:     $   3,829.39

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), (IV), AND (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
           [  ]

 Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
 January 24, 1997

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)*

/s/ Chad L. Norton
_____________________________________________________
    Chad L. Norton
    Secretary

 Date January 28, 1997

* Please print the name and title of the signing officer below the signature.

12. CALCULATION OR REGISTRATION FEE:      GROWTH-INCOME FUND

(i) Aggregate sale price of securities sold during the
  fiscal year in reliance on rule 24f-2 (from Item 10):           $25,588,000

(ii) Aggregate price of shares issued in connection
  with dividend  reinvestment plans (from Item 11,
  if applicable):                                                  +7,948,000

(iii) Aggregate price of shares redeemed or repurchased
  during  the fiscal year (if applicable):                        - 11,180,000

(iv) Aggregate price of shares redeemed or repurchased
  and previously applied as a reduction to filing fees
  pursuant to rule 24e-2 (if applicable):                    +            N/A

(v) Net aggregate price of securities sold and issued
  during the fiscal year in reliance on rule 24f-2
  [line (i), plus line (ii), less line (iii), plus line (iv)]
  (if applicable)                                                 $22,356,000

(vi) Multiplier prescribed by Section 6(b) of the Securities
  Act of 1933 or other applicable law or regulation
  (see Instruction C.6):                                       x       1/3300

(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:       $6,774.55

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), (IV), AND (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
           [ X ]

 Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

 January 24, 1997

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
 By (Signature and Title)*

/s/ Chad L. Norton
_____________________________________________________
    Chad L. Norton
    Secretary

 Date January 28, 1997

* Please print the name and title of the signing officer below the signature.

12. CALCULATION OR REGISTRATION FEE:       GROWTH FUND

(i) Aggregate sale price of securities sold during the
  fiscal year in reliance on rule 24f-2 (from Item 10):            $34,182,000


(ii) Aggregate price of shares issued in connection
  with dividend  reinvestment plans (from Item 11,
  if applicable):                                                + 15,623,000

(iii) Aggregate price of shares redeemed or repurchased
  during  the fiscal year (if applicable):                       - 21,472,000

(iv) Aggregate price of shares redeemed or repurchased
  and previously applied as a reduction to filing fees
  pursuant to rule 24e-2 (if applicable):                    +            N/A

(v) Net aggregate price of securities sold and issued
  during the fiscal year in reliance on rule 24f-2
  [line (i), plus line (ii), less line (iii), plus line (iv)]
  (if applicable)                                                 $28,333,000

(vi) Multiplier prescribed by Section 6(b) of the Securities
  Act of 1933 or other applicable law or regulation
  (see Instruction C.6):                                       x       1/3300

(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:       $8,585.76

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), (IV), AND (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
           [  ]

 Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

 January 24, 1997

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)*

/s/ Chad L. Norton
_____________________________________________________
    Chad L. Norton
    Secretary

 Date January 28, 1997


* Please print the name and title of the signing officer below the signature.

12. CALCULATION OR REGISTRATION FEE:      HIGH-YIELD BOND FUND

(i) Aggregate sale price of securities sold during the
  fiscal year in reliance on rule 24f-2 (from Item 10):           $6,614,000

(ii) Aggregate price of shares issued in connection
  with dividend  reinvestment plans (from Item 11,
  if applicable):                                                 +2,619,000

(iii) Aggregate price of shares redeemed or repurchased
  during  the fiscal year (if applicable):                       - 6,055,000

(iv) Aggregate price of shares redeemed or repurchased
  and previously applied as a reduction to filing fees
  pursuant to rule 24e-2 (if applicable):                   +            N/A

(v) Net aggregate price of securities sold and issued
  during the fiscal year in reliance on rule 24f-2
  [line (i), plus line (ii), less line (iii), plus line (iv)]
  (if applicable)                                                 $3,178,000

(vi) Multiplier prescribed by Section 6(b) of the Securities
  Act of 1933 or other applicable law or regulation
  (see Instruction C.6):                                      x       1/3300

(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:        $963.03

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), (IV), AND (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
           [ X ]

 Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

 January 24, 1997

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)*

/s/ Chad L. Norton
_____________________________________________________
    Chad L. Norton
    Secretary

 Date January 28, 1997


* Please print the name and title of the signing officer below the signature.

12. CALCULATION OR REGISTRATION FEE:    U.S. GOV'T/AAA-RATED SECURITIES FUND

(i) Aggregate sale price of securities sold during the
  fiscal year in reliance on rule 24f-2 (from Item 10):            $4,411,000

(ii) Aggregate price of shares issued in connection
  with dividend  reinvestment plans (from Item 11,
  if applicable):                                                 + 2,405,000

(iii) Aggregate price of shares redeemed or repurchased
  during  the fiscal year (if applicable):                       - 10,337,000

(iv) Aggregate price of shares redeemed or repurchased
  and previously applied as a reduction to filing fees
  pursuant to rule 24e-2 (if applicable):                    +            N/A

(v) Net aggregate price of securities sold and issued
  during the fiscal year in reliance on rule 24f-2
  [line (i), plus line (ii), less line (iii), plus line (iv)]
  (if applicable)                                                ($3,521,000)

(vi) Multiplier prescribed by Section 6(b) of the Securities
  Act of 1933 or other applicable law or regulation
  (see Instruction C.6):                                      x       1/3300

(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:             $0


INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), (IV), AND (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
           [  ]

 Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)*

/s/ Chad L. Norton
_____________________________________________________
    Chad L. Norton
    Secretary

 Date January 28, 1997


 * Please print the name and title of the signing officer below the signature.

12. CALCULATION OR REGISTRATION FEE:      INTERNATIONAL FUND

(i) Aggregate sale price of securities sold during the
  fiscal year in reliance on rule 24f-2 (from Item 10):           $10,253,000

(ii) Aggregate price of shares issued in connection
  with dividend  reinvestment plans (from Item 11,
  if applicable):                                                  +2,897,000

(iii) Aggregate price of shares redeemed or repurchased
  during  the fiscal year (if applicable):                        - 5,056,000

(iv) Aggregate price of shares redeemed or repurchased
  and previously applied as a reduction to filing fees
  pursuant to rule 24e-2 (if applicable):                    +            N/A

(v) Net aggregate price of securities sold and issued
  during the fiscal year in reliance on rule 24f-2
  [line (i), plus line (ii), less line (iii), plus line (iv)]
  (if applicable)                                                  $8,094,000

(vi) Multiplier prescribed by Section 6(b) of the Securities
  Act of 1933 or other applicable law or regulation
  (see Instruction C.6):                                       x       1/3300

(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:       $2,452.73

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), (IV), AND (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
           [ X ]

 Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

 January 24, 1997

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)*

/s/ Chad L. Norton
_____________________________________________________
    Chad L. Norton
    Secretary

 Date January 28, 1997


* Please print the name and title of the signing officer below the signature.

PAUL, HASTINGS, JANOFSKY & WALKER LLP
555 South Flower Street
Los Angeles, California 90071

                            Telephone (213) 683-6000
                                January 27, 1997

American Variable Insurance Series
333 South Hope Street
Los Angeles, California 90071

Re: Rule 24f-2 Notice for Fiscal Year
    Ended November 30, 1996
    SEC File No. 2-86838

Ladies and Gentlemen:

  You have asked us to render an opinion to American Variable Insurance Series (the "Fund") as to the matters described in Rule 24f-2(b)(1) under the Investment Company Act of 1940 (the "Act"), which opinion you are required to file with the Securities and Exchange Commission (the "Commission") together with a Rule 24f-2 Notice for the fiscal year ended November 30, 1996 (the "Notice").

  With respect to factual matters in this opinion, we have relied upon the accuracy of the representations made to us by the Treasurer of the Fund in a certificate executed by him and have not independently verified the accuracy of such factual information. We have also examined originals or copies, certified or otherwise identified to our satisfaction as being true copies, of those records of the Fund, certificates of public officials, and other documents and matters as we have deemed necessary for the purpose of this opinion. We have assumed without independent investigation or verification the authenticity of the documents submitted to us as originals and the conformity to the original documents of all documents submitted to us as copies.

  Upon the basis of the foregoing and in reliance thereon, and in reliance upon such other matters as we deem relevant under the circumstances, it is our opinion that the shares of beneficial interest of the Fund issued during the Fund's fiscal year ended November 30, 1996, the registration of which shares the Notice makes definite in number, are legally issued, fully paid and nonassessable.

  We have not verified, are not passing upon and do not assume any responsibility for the accuracy or completeness of the statements contained in the Notice, or for the propriety of the filing of the Notice with the Commission. Our opinion is limited to the Act and the laws of the State of Massachusetts, and we express no opinion as to the applicability or effect of the laws of any other jurisdiction.

  This letter is furnished to you pursuant to your request and to the requirements imposed upon you by Rule 24f-2(b)(1) under the Act and is intended solely for your benefit for the purpose of completing the filing of the Notice with the Commission. This letter may not be used for any other purpose or furnished to or relied upon by any other persons, or including in any filing made with any other regulatory authority, without our prior written consent.

Very truly yours,
/s/ PAUL, HASTINGS, JANOFSKY & WALKER LLP